Schedule of Movement Of The Company's EE Assets (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Notes and other explanatory information [abstract]
Beginning Intangible exploration and evaluation assets	$ 32,980,487	$ 26,612,758
Exploration and evaluation expenditures	1,514,153	7,818,048
Additions per property agreements	650,000
Disposal due to termination of property agreements		(1,450,319)
Ending Intangible exploration and evaluation assets	$ 35,144,640	$ 32,980,487